Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits [Abstract]
Expenses Recognized for Employee Benefits
The expenses recognized for employee benefits are:

	2023	2022	2021
Salaries and benefits	$264,005	$272,092	$235,345
Pensions – defined benefit plans	10,949	13,224	17,790
	$274,954	$285,316	$253,135

Liabilities Recognized for Pensions and Other Remunerations
The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2023	2022
Long-term:
Pensions and seniority premium	$53,714	$69,738
Termination of employment	23,676	14,914
	$77,390	$84,652

Details of Net Cost for the Period
The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations were shown as follows:

	2023		2022
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$(10,164)	$13,620	$13,265	$1,383
Interest cost	6,062	1,431	7,538	1,145
Net cost for the period	$(4,102)	$15,051	$20,803	$2,528

Reserve for Pensions and Seniority Premiums
At December 31, 2023 and 2022, the reserve for pensions and seniority premiums, and also for the termination of employment, were comprised as follows:

	2023		2022
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$54,204	$23,676	$70,223	$14,914
Assets plan	(490)	-	(485)	-
Total reserve	$53,714	$23,676	$69,738	$14,914

Defined Benefit Obligations
As of December 31, 2023, and 2022, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, were comprised as follows:

	2023		2022
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$70,223	$14,914	$87,820	$15,680
Current service cost	(10,164)	13,620	13,265	1,383
Interest cost	6,062	1,431	7,538	1,145
Benefits paid	(1,297)	(310)	(1,338)	(322)
Benefits paid from plan assets	(6,674)	-	(6,674)	(1,497)
Past service cost	(3,946)	(5,979)	(30,388)	(1,475)
DBO at end of period	$54,204	$23,676	$70,223	$14,914

The assets plan as of December 31, 2023 and 2022 were comprised as follows:

	2023	2022
Value of the fund at beginning of year	$485	$1,125
Expected return on assets	(39)	(741)
Plan contributions	5,647	8,171
Benefits paid	(5,647)	(8,171)
Interests on assets plan	44	101
Value of the fund at end of year	$490	$485

Effects of Changes to Actuarial Assumptions
The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2023 and 2022 were as follows:

	2023	2022
Reserve for obligations at the beginning of the period	$84,652	$102,375
Cost for the period	10,949	23,331
Interest income	(44)	(101)
Contributions to the plan	(5,647)	(8,171)
Benefits paid on pension plan	(4,028)	(919)
Miscellaneous	(39)	(741)
Actuarial gain or losses	(8,453)	(31,122)
Reserve for obligations at the end of the period	$77,390	$84,652

The significant actuarial assumptions used for the valuation were:

	2023	2022
Discount rate	10.75%	10.50%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	14.00	14.30

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2023:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	(1,269)	1,395

Salary increase rate
Increase (decrease) in the defined benefits obligation	623	(1,053)

	Increase in 1 year	Decrease in ¡ year
Average life expectancies
(Decrease) increase in the defined benefits obligation	(69)	25